Purchases and other expenses	12 Months Ended
Dec. 31, 2017
Purchases and other expenses [abstract]
External purchases

NOTE 5     Purchases and other expenses

5.1	External purchases

(in millions of euros)	2017	2016	2015
Commercial expenses and content rights	(7,087)	(6,800)	(6,549)
o/w costs of terminals and other equipment sold	(4,110)	(3,970)	(3,920)
o/w advertising, promotional, sponsoring and rebranding costs	(845)	(894)	(850)
Service fees and inter-operator costs	(5,252)	(5,459)	(5,228)
Other network expenses, IT expenses	(3,074)	(2,999)	(2,871)
Other external purchases	(3,062)	(3,023)	(3,049)
o/w rental expenses	(1,148)	(1,156)	(1,163)
Total	(18,475)	(18,281)	(17,697)

Accounting policies

Firm purchase commitments are disclosed as unrecognized contractual commitments.

Subscriber acquisition and retention costs, other than loyalty programs costs, are recognized as an expense in the period in which they are incurred, that is to say on acquisition or renewal. In some cases, contractual clauses with distributors provide for incentives based on revenues generated and received: these incentives are recorded as expenses upon recognition of these revenues.

Advertising, promotion, sponsoring, communication and brand marketing costs are recorded as expenses during the period in which they are incurred.

Onerous contracts: during the course of a contract, when the circumstances that prevailed at inception change, some commitments towards suppliers may become onerous, i.e. the unavoidable costs of meeting the contractual obligations exceed the economic benefits expected to be received under it: this may be the case with leases that include surplus space following the release of space due to technological or staffing changes. The onerous criteria are accounted for when the entity implements a detailed plan to reduce its commitments.

Other operating expenses
5.2	Other operating expenses

(in millions of euros)	2017	2016	2015
Expense from universal service	(43)	(47)	(30)
Allowances and losses on trade receivables - telecom activities	(251)	(275)	(279)
Litigations	(278)	(86)	(506)
Cost of bank credit risk	(6)	(2)	-
Other expense	(152)	(133)	(254)
Total	(730)	(543)	(1,069)

Impairment and losses on trade receivables of telecom activities are detailed in Note 4.3.

The cost of credit risk exclusively applies to Orange Bank and includes impairment charges and reversals on fixed-income securities, loans and receivables to customers as well as impairment charges and reversals relating to guarantee commitments given, losses on receivables and recovery of amortized debts.

Litigation-related expenses that were the subject of provisions or immediate payments in 2017 mainly include the reassessment of the risk related to various disputes and in 2015 corresponded mainly to the fine of 350 million euros relating to a dispute concerning competition on the Enterprise market, as well as the effects of the asset portfolio restructuring.

(in millions of euros)	2017	2016	2015
Provision for litigations in the opening balance	537	528	491
Additions with impact on income statement	354	24	478
Reversals with impact on income statement	(34)	(7)	(56)
Discounting with impact on income statement	2	4	4
Utilizations without impact on income statement(1)	(37)	(13)	(402)
Changes in consolidation scope	-	(6)	1
Translation adjustment	7	(5)	-
Reclassifications and other items	(50)	12	12
Reclassification to assets held for sale	-	-	-
Provision for litigations in the closing balance	779	537	528
o/w non-current provision	53	69	85
o/w current provision	726	468	443
(1) Included, in 2015, amend for the Enterprise Market litigation for 350 million euros reclassified in debts to be paid, and paid in 2016.

Payments related to some litigation are directly recorded in other operating expenses.

The Group’s significant litigations are described in Note 16.

Accounting policies

Litigation

In the ordinary course of business, the Group is involved in a number of legal and arbitration proceedings and administrative actions described in Note 16.

The costs which may result from these proceedings are accrued at the reporting date when the Group has a present obligation towards a third party resulting from a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of that liability can be quantified or estimated within a reasonable range. The amount of provision recorded is based on a case-by-case assessment of the risk level, and events arising during the course of legal proceedings may require a reassessment of this risk. Where appropriate, litigation cases may be analyzed as contingent liabilities, which correspond to:

■    probable obligations arising from past events that are not recognized because their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the Company’s control; or

■    present obligations arising from past events that are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or because the amount of the obligation cannot be measured with sufficient reliability.

Restructuring and integration costs
5.3	Restructuring and integration costs

(in millions of euros)	2017	2016	2015
Restructuring costs	(164)	(428)	(151)
Departure plans (1)	(67)	(128)	(80)
Lease property restructuring (2)	(58)	(74)	36
Distribution channels (3)	(4)	(181)	(98)
Impairment of assets related to onerous contracts	(6)	(25)	-
Other	(29)	(20)	(9)
Integration costs	(3)	(71)	(21)
Jazztel (4)	-	(43)	(21)
Acquisition costs of investments	(3)	(23)	-
Other	-	(5)	-
Total	(167)	(499)	(172)

(1) Mainly voluntary departure plans of Orange Spain in 2016 (approximately 500 people) and Orange Polska in 2017 (approximately 2,700 people).
(2) Essentially related to vacant leases in France.
(3) Concerns the end of the relationship with some indirect distributors.
(4) In 2016, mainly related to termination of operational contracts as part of the integration of the activities of Jazztel (principally linked to IRUs and leased lines).

Some restructuring and integration costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2017	2016	2015
Restructuring and integration provision in the opening balance	375	414	498
Additions with impact on income statement	150	234	122
Reversals releases with impact on income statement	(34)	(19)	(60)
Utilizations without impact on income statement	(133)	(205)	(147)
Translation adjustment	(1)	(1)	2
Reclassifications and other items	20	(48)	(1)
Reclassification to assets held for sale	-	-	-
Restructuring and integration provision in the closing balance	377	375	414
o/w non-current provision	251	185	225
o/w current provision	126	190	189

Accounting policies

The adjustment of Group activities in line with changes in the business environment may also incur other types of transformation costs. These actions may have a negative effect on the period during which they are announced or implemented; for instance but not limited to, some of the transformation plans approved by internal governance bodies and integration expenses of activities within 12 months of their acquisition.

Provisions are recognized only when the restructuring has been announced and the Group has drawn up or started to implement a detailed formal plan prior to the end of the reporting period.

The types of costs approved by the Group as restructuring costs primarily consist of:

■    employee departure plans;

■    indemnities paid to suppliers to terminate a contract (distribution networks, content operations, etc.);

■    cost of vacant buildings;

■    transformation plans for communication network infrastructures.

Integration costs are a specific type of restructuring costs. These costs are incurred at the time of acquisition of legal entities (costs linked to the acquisition of the entity, consultancy fees, training costs for new staff, migration costs associated with customer offers, labor expenses associated with the transition). They are incurred over a maximum period of 12 months following the acquisition date.

Broadcasting rights and equipment inventories
5.4	Broadcasting rights and equipment inventories

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Handset inventories	583	594	554
Other products/services sold	32	29	26
Available broadcasting rights	68	45	50
Others supplies	198	205	185
Gross value	881	873	815
Depreciation	(54)	(54)	(52)
Net book value	827	819	763

(in millions of euros)	2017	2016	2015
Inventories in the opening balance	819	763	709
Business related variations	14	62	42
Changes in the scope of consolidation	0	3	(1)
Translation adjustment	(3)	(9)	1
Reclassifications and other items	(4)	(0)	12
Reclassification to assets held for sale	-	-	-
Inventories in the closing balance	827	819	763

Accounting policies

Network maintenance equipment and equipment intended for sale to customers are measured at the lower of cost or likely realizable value. For equipment intended for sale to customers, this takes into account expected revenues from the sale of subscriptions comprising an equipment sale. The cost corresponds to the purchase or production cost determined by the weighted average cost method.

Handset inventories include inventories treated as consignment with distributors when these are qualified, for accounting purposes, as agents in the sales of handsets bought from the Group (55 million euros in 2017, 48 million euros in 2016 and 70 million euros in 2015).

Film or sports broadcasting rights are recognized in the statement of financial position when they are available for exhibition and expensed when broadcast.

Prepaid expenses
5.5	Prepaid expenses

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Prepaid rentals and external purchases	547	512	463
Other prepaid operating expenses	47	28	32
Total	594	540	495

(in millions of euros)	2017	2016	2015
Prepaid expenses in the opening balance	540	495	392
Business related variations	71	35	87
Changes in the scope of consolidation	0	17	6
Translation adjustment	(17)	(18)	9
Reclassifications and other items	0	10	1
Reclassification to assets held for sale	-	-	-
Prepaid expenses in the closing balance	594	540	495

Trade payables
5.6	Trade payables

(in millions of euros)	2017	2016	2015
Trade payables in the opening balance	6,211	6,227	5,775
Business related variations	410	80	86
Changes in the scope of consolidation	(9)	134	272
Translation adjustment	(56)	(116)	29
Reclassifications and other items	(34)	(114)	65
Reclassification to assets held for sale	-	-	-
Trade payables in the closing balance	6,522	6,211	6,227
o/w trade payables from telecoms activities	6,440	6,165	6,227
o/w trade payables from Orange Bank	82	46	-

Supplier payment terms are mutually agreed between the suppliers and Orange in accordance with the rules in force. Certain key suppliers and Orange have agreed to a flexible payment schedule which, for certain invoices, can be extended up to six months.

Trade payables and fixed asset payables that were subject to a payment extension, and had an impact on the change in working capital requirements at the end of the period, amounting to approximately 300 million euros at December 31, 2017, approximately 320 million euros at the end of 2016 and approximately 370 million euros at the end of 2015.

Accounting policies

Trade payables resulting from trade transactions and settled in the normal operating cycle are classified as current items. They include those that have been financed by the supplier (with or without notification of transfer to financial institutions) under direct or reverse factoring, and those for which the supplier proposed an extended payment period to Orange and for which Orange confirmed the payment arrangement under the agreed terms. Orange considers these financial liabilities to carry the characteristics of trade payables, in particular due to the ongoing trade relationship, the payment schedules ultimately consistent with the operational cycle of a telecommunications operator in particular for the purchase of primary infrastructures, the supplier’s autonomy in the anticipated relationship and a financial cost borne by Orange that corresponds to the compensation of the supplier for the extended payment schedule agreed.

For payables without specified interest rates, they are measured at nominal value if the interest component is negligible. For interest bearing payables, the measurement is at amortized cost.

Other liabilities
5.7	Other liabilities

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Provisions for litigations (1)	779	537	528
Cable network access fees (URI) (2)	194	240	285
Submarine cable consortium (3)	157	235	410
Security deposit received	182	198	232
Orange Money - units in circulation (3)	408	319	-
Others (4)	738	610	1,032
Total	2,456	2,138	2,487
o/w other non-current liabilities	521	608	792
o/w other current liabilities	1,935	1,530	1,695

(1) See Note 5.2.
(2) See accounting policies Note 8.3.
(3) These liabilities are offset by the receivables of the same amount (see accounting policies and Note 4.5).
(4) Included the amend for the Enterprise Market litigation for 350 million euros booked in 2015 and paid in 2016.

(in millions of euros)	2017	2016	2015
Other liabilities in the opening balance	2,138	2,487	1,971
Business related variations (1)	267	(432)	477
Changes in the scope of consolidation	18	75	5
Translation adjustment	(7)	(19)	9
Reclassifications and other items	40	27	25
Reclassification to assets held for sale	-	-	-
Other liabilities in the closing balance	2,456	2,138	2,487

(1) Included the amend for the Enterprise Market litigation for 350 million euros booked in 2015 and paid in 2016.

Related party transactions
5.8	Related party transactions

Orange does not purchase goods or services from the French State (either directly or via Bpifrance Participations), except the use of spectrum resources. These resources are allocated after a competitive process.